RELATED PARTY TRANSACTIONS (Details) (USD $)	6 Months Ended	12 Months Ended									0 Months Ended		1 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2012 Series G Preferred Stock [Member]	Dec. 09, 2013 Chief Executive Officer [Member]	Apr. 28, 2011 Chief Executive Officer [Member]	Aug. 31, 2009 Chief Executive Officer [Member]	Dec. 31, 2013 Chief Executive Officer [Member]	Dec. 31, 2013 Director [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Related Party Transaction, Amounts of Transaction													$ 18,000
Deferred Compensation Arrangement with Individual, Description													The agreement includes Mr. Leopold’s salary of $15,000 per month, which will accrue entirely to deferred compensation during any period in which the commitment remains unpaid. The term of the agreement is one year, and automatically renews annually on January 1 each year unless otherwise terminated by either party.
Deferred Compensation Arrangement with Individual, Compensation Expense													15,000
Deferred Compensation Arrangement with Individual, Maximum Contractual Term													1 year
Deferred Compensation Arrangement with Individual, Allocated Share-based Compensation Expense														100,000
Deferred Compensation Liability, Current														116,000
Deferred Compensation Arrangement with Individual, Shares Issued (in Shares)											5,000,000	2,000,000		5,000,000
Deferred Compensation Arrangement with Individual, Fair Value of Shares Issued											180,000	180,000		180,000
Stock Repurchased and Retired During Period, Shares (in Shares)										100,000
Stock Issued During Period, Value, Issued for Services	$ 2,700	$ 9,263	$ 10,660	$ 3,000	$ 29,750	$ 230,000	$ 970,000	$ 1,544,500	$ 2,586,167						$ 10,000
Stock Issued During Period, Shares, Issued for Services (in Shares)															277,778